CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Total revenues	$ 4,018	$ 5,193	$ 5,861
Cost of revenues
Total cost of revenues	1,795	1,857	2,149
Gross profit	2,223	3,336	3,712
Operating expenses
Research and development		545	825
Selling and marketing	752	817	1,471
General and administrative	1,867	1,890	2,239
Goodwill impairment	1,723	254
Total operating expenses	4,342	3,506	4,535
Operating loss	(2,119)	(170)	(823)
Financial income (expense), net	16	(18)	(17)
Loss before taxes on income	(2,103)	(188)	(840)
Taxes on income (tax benefit), net (Note 7)	(325)	4	46
Net loss from continuing operations	(1,778)	(192)	(886)
Income (loss) from discontinued operations	(37)	57	(284)
Net loss	$ (1,815)	$ (135)	$ (1,170)
Net loss per share:
Basic and diluted net loss per share from continuing operations	$ (0.29)	$ (0.04)	$ (0.26)
Basic and diluted net earnings per share from discontinued operations	(0.01)	0.01	(0.08)
Basic and diluted net loss per share	$ (0.30)	$ (0.03)	$ (0.34)
Weighted average number of shares used in computing basic and diluted net loss per share	5,954,795	5,013,374	3,435,161
Telecom services [Member]
Revenues
Total revenues	$ 3,383	$ 4,273	$ 4,843
Cost of revenues
Total cost of revenues	1,511	1,486	1,719
Telecom product sales [Member]
Revenues
Total revenues	635	920	1,018
Cost of revenues
Total cost of revenues	$ 284	$ 371	$ 430